Unaudited Pro Forma Financial Information - Schedule of Proforma Consolidated Balance Sheet (Details) - USD ($)		Sep. 30, 2024		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Proforma Consolidated Balance Sheet [Line Items]
Cash		$ 443,322
Current assets		14,871,931
Total current assets		15,315,253		$ 10,818,433
Property, plant and equipment, net		26,568		15,920
Right-of-use assets, net		123,446
Other	[1]	854,684
Total Assets		16,319,951		11,388,573
Current liabilities		2,840,810		2,186,586
Non-current liabilities		18,925		2,430
Total liabilities		2,859,735		2,189,016
Ordinary shares: USD $0.001 par value per share, 500,000,000 authorized; 20,000,000 shares issued and outstanding		20,000	[2]	20,000
Additional paid-in capital	[1],[3]
Accumulated other comprehensive loss		(15,584)		6,125
Retained earnings		13,455,800		9,173,432
Total shareholders’ equity		13,460,216		9,199,557	$ 6,019,539	$ 2,634,595
Total liabilities and shareholders’ equity		16,319,951		$ 11,388,573
Proforma Adjustments [Member]
Schedule of Proforma Consolidated Balance Sheet [Line Items]
Cash		4,882,500
Current assets
Total current assets		4,882,500
Property, plant and equipment, net
Right-of-use assets, net
Other	[1]	(854,684)
Total Assets		4,027,816
Current liabilities
Non-current liabilities
Total liabilities
Ordinary shares: USD $0.001 par value per share, 500,000,000 authorized; 20,000,000 shares issued and outstanding	[2]	1,438
Additional paid-in capital	[1],[3]	4,026,379
Accumulated other comprehensive loss
Retained earnings
Total shareholders’ equity		4,027,816
Total liabilities and shareholders’ equity		4,027,816
Proforma Balance Sheet [Member]
Schedule of Proforma Consolidated Balance Sheet [Line Items]
Cash		5,325,822
Current assets		14,871,931
Total current assets		20,197,753
Property, plant and equipment, net		26,568
Right-of-use assets, net		123,446
Other	[1]
Total Assets		20,347,767
Current liabilities		2,840,810
Non-current liabilities		18,925
Total liabilities		2,859,735
Ordinary shares: USD $0.001 par value per share, 500,000,000 authorized; 20,000,000 shares issued and outstanding	[2]	21,438
Additional paid-in capital	[1],[3]	4,026,379
Accumulated other comprehensive loss		(15,584)
Retained earnings		13,455,800
Total shareholders’ equity		17,488,032
Total liabilities and shareholders’ equity		$ 20,347,767

[1]	Deferred offering costs deducted from the proceeds of an offering.
[2]	Additional shares issued $5,750,000.
[3]	Underwriting Discount and Expenses $867,500.